Related Party Transactions (Details Narratives) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Management fees		$ 3,075		$ 14,275	$ 14,275	$ 20,665
Due to a director	$ 8,358		$ 8,358		$ 1,214